Taxes on Income (Details) - Schedule of taxes on income (tax benefits) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Taxes On Income Tax Benefits Abstract
Current taxes	$ 12,619	$ (550)	$ 210
Deferred taxes	9,946	415	1,342
Total	22,565	(135)	1,552
Domestic	20,400	322	1,360
Foreign	2,165	(457)	192
Total	$ 22,565	$ (135)	$ 1,552